ASSET RETIREMENT OBLIGATIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of movements in the Company's ARO
Obligations at beginning of year	CAD 198	CAD 185
Liabilities incurred	2	2	CAD 177
Liabilities settled	(33)	(45)
Change in estimate	63	30
Foreign currency translation adjustment	(5)	21
Accretion expense	7	5
Obligations at end of year	232	198	185
Presented as follows:
Asset retirement obligations, current				CAD 2	CAD 9
Asset retirement obligations, non-current				230	189
Total obligations	CAD 198	CAD 185	185	232	198
Minimum
Discount rate	1.70%	1.70%
Maximum
Discount rate	11.00%	9.40%
Accounts payable and other
Presented as follows:
Asset retirement obligations, current				2	9
Other long-term liabilities
Presented as follows:
Asset retirement obligations, non-current				CAD 230	CAD 189
Decommissioning of certain portions of Line 6B Lakehead System
Reconciliation of movements in the Company's ARO
Liabilities incurred			74
Line 3 Replacement Program
Reconciliation of movements in the Company's ARO
Liabilities incurred			CAD 103